UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

Forum Funds

(Exact name of registrant as specified in charter)

3435 Stelzer Rd. Columbus, OH 43219

(Address of principal executive offices) (Zip code)

Citi Fund Services 3435 Stelzer Rd. Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 614-470-8000

Date of fiscal year end: May 31

Date of reporting period: December 1, 2008 - February 28, 2009

Item 1.	Schedule of Investments.

Brown Advisory Growth Equity Fund

Schedule of Investments

February 28, 2009 (Unaudited)

Shares	Security Description	Value $
Common Stock—95.6%
Consumer Discretionary—8.5%
55,890	Coach, Inc.(a)	781,342
150,815	Comcast Corp., Special Class A	1,832,402
60,560	PetSmart, Inc.	1,213,623

		3,827,367

Consumer Staples—5.1%
29,487	Alberto-Culver Co.	652,842
33,995	PepsiCo, Inc.	1,636,519

		2,289,361

Diversified Financials—4.6%
41,073	Bank of New York Mellon Corp.	910,588
91,318	Charles Schwab Corp.	1,160,652

		2,071,240

Energy—7.9%
45,745	FMC Technologies, Inc.(a)	1,211,785
36,540	Schlumberger, Ltd.	1,390,713
27,195	Ultra Petroleum Corp.(a)	955,632

		3,558,130

Health Care—24.7%
32,389	Allergan, Inc.	1,254,750
31,415	DaVita, Inc.(a)	1,473,992
23,675	Genentech, Inc.(a)	2,025,396
39,678	IDEXX Laboratories, Inc.(a)	1,194,308
12,363	Intuitive Surgical, Inc.(a)	1,124,539
23,187	Medtronic, Inc.	686,103
46,335	Millipore Corp.(a)	2,551,205
26,497	Stryker Corp.	892,154

		11,202,447

Industrials—8.9%
41,000	AMETEK, Inc.	1,084,860
30,265	Danaher Corp.	1,536,252
34,086	Roper Industries, Inc.	1,409,456

		4,030,568

Information Technology—18.1%
128,825	Cisco Systems, Inc.(a)	1,876,980
3,703	Google, Inc., Class A(a)	1,251,577
11,319	MasterCard, Inc., Class A	1,788,742
37,935	Micros Systems, Inc.(a)	609,995
47,975	Microsoft Corp.	774,796
22,445	Salesforce.com, Inc.(a)	628,460
90,593	Trimble Navigation, Ltd.(a)	1,277,361

		8,207,911

Software & Services—11.7%
63,700	Accenture, Ltd., Class A	1,859,403
63,350	Citrix Systems, Inc.(a)	1,303,743
70,950	Cognizant Technology Solutions Corp., Class A(a)	1,305,480
49,580	Electronic Arts, Inc.(a)	808,650

		5,277,276

Technology Hardware & Equipment—6.1%
18,041	Apple, Inc.(a)	1,611,241
87,129	NetApp, Inc.(a)	1,171,014

		2,782,255

Total Common Stock (Cost $55,219,606)		43,246,555

Short Term Investment—5.1%
Money Market Fund—5.1%
2,319,003	Investors Cash Trust - Treasury Portfolio, 0.19%(b) (Cost $2,319,003)	2,319,003

Total Investments – 100.7% (Cost $ 57,538,609)*		45,565,558

Other Assets and Liabilities, Net — (0.7)%		(294,826)

NET ASSETS — 100.0%		$45,270,732

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day net yield of the fund as of February 28, 2009.
*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$588,530
Gross Unrealized Depreciation	(12,561,581)

Net Unrealized Depreciation	$(11,973,051)

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Brown Advisory Value Equity Fund

Schedule of Investments

February 28, 2009 (Unaudited)

Shares	Security Description	Value $
Common Stock—97.4%
Banks—2.8%
66,410	BB&T Corp.	1,071,193
40,670	M&T Bank Corp.	1,488,522

		2,559,715

Basic Materials—7.0%
69,605	Air Products & Chemicals, Inc.	3,219,232
169,845	EI Du Pont de Nemours & Co.	3,186,292

		6,405,524

Consumer Discretionary—3.6%
143,315	Staples, Inc.	2,285,874
44,770	TJX Cos., Inc.	997,028

		3,282,902

Consumer Staples—12.0%
76,725	Diageo PLC ADR	3,566,945
80,430	Kraft Foods, Inc.	1,832,195
18,890	Procter & Gamble Co.	909,931
71,715	Sysco Corp.	1,541,873
164,995	Unilever NV NY Shares ADR	3,153,055

		11,003,999

Diversified Financials—8.0%
148,820	American Express Co.	1,794,769
122,495	Bank of New York Mellon Corp.	2,715,714
61,220	Franklin Resources, Inc.	2,803,876

		7,314,359

Energy—14.0%
24,265	Chevron Corp.	1,473,128
53,380	ConocoPhillips	1,993,743
40,340	Devon Energy Corp.	1,761,648
48,780	Diamond Offshore Drilling, Inc.	3,055,579
247,490	Talisman Energy, Inc.	2,316,507
47,460	Total SA ADR	2,240,112

		12,840,717

Health Care—13.1%
63,755	Johnson & Johnson	3,187,750
279,845	Merck & Co., Inc.	6,772,249
59,852	Waters Corp.(a)	2,107,987

		12,067,986

Industrials—17.5%
40,440	3M Co.	1,838,402
136,675	Dover Corp.	3,408,675
111,615	Eaton Corp.	4,034,882
97,255	General Electric Co.	827,640
150,435	Illinois Tool Works, Inc.	4,182,093
54,490	Norfolk Southern Corp.	1,728,423

		16,020,115

Information Technology—15.9%
142,350	Cisco Systems, Inc.(a)	2,074,039
234,550	Dell, Inc.(a)	2,000,712
245,873	Intel Corp.	3,132,422
211,215	Microsoft Corp.	3,411,122
273,375	Nokia OYJ ADR	2,558,790
103,495	Symantec Corp.(a)	1,431,336

		14,608,421

Insurance—3.5%
82,980	Chubb Corp.	3,239,539

Total Common Stock (Cost $126,784,785)		89,343,277

Preferred Stock—1.0%
Capital Securities—1.0%
78,840	BAC Capital Trust XII, 6.875% based on $25.00 liquidation amount per share, linked to Bank of America Corp. junior subordinated notes maturing 08/02/55 ($1,184,058)	880,643

Short Term Investment—2.6%
Money Market Fund—2.6%
2,355,025	Investors Cash Trust—Treasury Portfolio, 0.19%(b) (Cost $2,355,025)	2,355,025

Total Investments—101.0% (Cost $ 130,323,868)*		92,578,945

Other Assets and Liabilities, Net—(1.0)%		(872,659)

NET ASSETS—100.0%		$91,706,286

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day net yield of the fund as of February 28, 2009.
*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$997,935
Gross Unrealized Depreciation	(38,742,858)

Net Unrealized Depreciation	$(37,744,923)

ADR	American Depositary Receipt
PLC	Public Limited Company

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Brown Advisory Flexible Value Fund

Schedule of Investments

February 28, 2009 (Unaudited)

Shares	Security Description	Value $
Common Stock—94.1%
Banks—1.1%
3,130	M&T Bank Corp.	114,558

Consumer Discretionary—14.6%
14,250	American Eagle Outfitters, Inc.	139,080
4,030	AutoNation, Inc.(a)	40,219
10,640	CarMax, Inc.(a)	100,335
16,985	Comcast Corp., Class A	221,824
10,590	Lowe’s Cos., Inc.	167,746
8,665	Scripps Networks Interactive, Inc., Class A	172,520
12,160	Staples, Inc.	193,952
7,070	TJX Cos., Inc.	157,449
10,640	WABCO Holdings, Inc.	107,677
15,470	Walt Disney Co.	259,432

		1,560,234

Consumer Staples—6.1%
4,865	Costco Wholesale Corp.	205,984
11,335	Kraft Foods, Inc.	258,212
3,930	PepsiCo, Inc.	189,190

		653,386

Diversified Financials—5.2%
8,970	American Express Co.	108,178
13,070	Bank of New York Mellon Corp.	289,762
3,420	Franklin Resources, Inc.	156,636

		554,576

Energy—14.7%
1,900	Devon Energy Corp.	82,973
5,015	Exxon Mobil Corp.	340,519
11,188	Kinder Morgan Management, LLC(a)	466,763
30,020	Magellan Midstream Holdings, LP	477,918
4,030	Occidental Petroleum Corp.	209,036

		1,577,209

Financials—7.6%
170	Berkshire Hathaway, Inc., Class B(a)	435,880
4,180	First American Corp.	96,851
4,560	Moody’s Corp.	81,852
3,938	T Rowe Price Group, Inc.	89,550
9,120	Wells Fargo Co.	110,352

		814,485

Health Care—7.7%
12,160	Coventry Health Care, Inc.(a)	140,083
2,095	Johnson & Johnson	104,750
8,970	Merck & Co., Inc.	217,074
10,640	WellPoint, Inc.(a)	360,909

		822,816

Industrials—11.3%
5,625	Burlington Northern Santa Fe Corp.	330,581
7,600	Canadian National Railway Co.	245,784
3,040	Danaher Corp.	154,311
14,670	General Electric Co.	124,842
5,930	Ryanair Holdings PLC, ADR(a)	141,371
5,170	United Technologies Corp.	211,091

		1,207,980

Information Technology—19.2%
10,640	Broadridge Financial Solutions, Inc.	170,027
17,480	Flextronics International, Ltd.(a)	36,009
945	Google, Inc., Class A(a)	319,400
7,600	Hewlett-Packard Co.	220,628
1,825	IBM Corp.	167,955
3,800	MasterCard, Inc., Class A	600,514
6,080	Microsoft Corp.	98,192
7,145	Paychex, Inc.	157,619
7,100	Redecard SA, GDR(b)	148,857
2,280	Visa, Inc., Class A	129,299

		2,048,500

Telecommunications—6.6%
7,525	America Movil SAB de CV, ADR	191,737
3,800	Millicom International Cellular SA	149,606
7,905	NII Holdings, Inc.(a)	101,263
12,440	SBA Communications Corp., Class A(a)	258,503

		701,109

Total Common Stock (Cost $15,898,837)		10,054,853

Short Term Investment—5.7%
Money Market Fund—5.7%
609,532	Investors Cash Trust - Treasury Portfolio, 0.19%(c) (Cost $609,532)	609,532

Total Investments – 99.8% (Cost $ 16,508,369)*		10,664,385

Other Assets and Liabilities, Net—0.2%		25,351

NET ASSETS—100.0%		$10,689,736

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. At February 28, 2009, the value of these securities amounted to $148,857 or 1.4% of net assets.
(c)	The rate quoted is the annualized seven-day net yield of the fund as of February 28, 2009.
*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$89,167
Gross Unrealized Depreciation	(5,933,151)

Net Unrealized Depreciation	$(5,843,984)

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
LP	Limited Partnership
PLC	Public Limited Company

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Brown Advisory Small-Cap Growth Fund

Schedule of Investments

February 28, 2009 (Unaudited)

Shares	Security Description	Value $
Common Stock—86.4%
Consumer Discretionary—10.6%
Diversified Consumer Services—5.2%
61,284	American Public Education, Inc.(a)	2,288,958
102,500	K12, Inc.(a)	1,702,525
100,872	Liquidity Services, Inc.(a)	474,098

		4,465,581

Hotels, Restaurants & Leisure—1.6%
76,000	WMS Industries, Inc.(a)	1,377,880

Household Durables—3.3%
91,000	Harman International Industries, Inc.	966,420
179,500	Interline Brands, Inc.(a)	1,425,230
53,000	Lumber Liquidators, Inc.(a)	507,740

		2,899,390

Specialty Retail—0.5%
28,000	Urban Outfitters, Inc.(a)	465,920

		9,208,771

Energy—4.0%
Energy Equipment & Services—4.0%
35,000	FMC Technologies, Inc.(a)	927,150
78,635	Oceaneering International, Inc.(a)	2,498,234

		3,425,384

Entertainment—3.3%
262,184	National CineMedia, Inc.	2,884,024

Health Care—20.5%
Biotechnology—3.6%
73,500	Illumina, Inc.(a)	2,302,755
74,000	Seattle Genetics, Inc.(a)	594,220
63,649	ZymoGenetics, Inc.(a)	264,143

		3,161,118

Health Care Equipment & Supplies—10.7%
49,800	Covance, Inc.(a)	1,891,404
55,500	Gen-Probe, Inc.(a)	2,251,635
60,500	IDEXX Laboratories, Inc.(a)	1,821,050
47,500	Luminex Corp.(a)	788,500
43,500	Masimo Corp.(a)	1,087,065
36,500	NuVasive, Inc.(a)	1,034,775
8,000	TECHNE Corp.	390,800

		9,265,229

Health Care Providers & Services— 3.2%
75,000	Henry Schein, Inc.(a)(f)	2,751,000

Life Sciences Tools & Services— 3.0%
48,000	Millipore Corp.(a)	2,642,880

		17,820,227

Industrials—16.9%
Aerospace & Defense—3.5%
176,000	Argon ST, Inc.(a)	2,993,760

Commercial Services & Supplies—7.5%
85,000	ESCO Technologies, Inc.(a)	2,763,350
26,000	Fastenal Co.	783,120
50,500	Roper Industries, Inc.	2,088,175
36,000	Waste Connections, Inc.(a)	858,240

		6,492,885

Construction & Engineering—2.2%
109,000	Quanta Services, Inc.(a)	1,918,400

Electronic Equipment & Instruments—1.2%
49,000	Brink’s Home Security Holdings, Inc.(a)	1,027,530

Machinery—2.5%
113,000	IDEX Corp.	2,183,160

		14,615,735

Information Technology—22.5%
Diversified Financial Services—2.2%
117,300	Broadridge Financial Solutions, Inc.	1,874,454

Electronic Equipment & Instruments—2.1%
131,000	Trimble Navigation, Ltd.(a)	1,847,100

Internet Software & Services—4.9%
719,500	Orbitz Worldwide, Inc.(a)	1,769,970
29,000	priceline.com, Inc.(a)	2,460,940

		4,230,910

IT Services— 5.1%
83,500	Global Payments, Inc.	2,561,780
150,500	Total System Services, Inc.	1,893,290

		4,455,070

Semiconductors & Semiconductor Equipment—1.0%
104,000	Volterra Semiconductor Corp.(a)	842,400

Software—7.2%
213,500	Double-Take Software, Inc.(a)	1,477,420
35,000	FactSet Research Systems, Inc.	1,348,900
54,000	Micros Systems, Inc.(a)	868,320
29,500	Salesforce.com, Inc.(a)	826,000
85,500	Synchronoss Technologies, Inc.(a)	815,670
192,065	Unica Corp.(a)	895,023

		6,231,333

		19,481,267

Materials—1.1%
Diversified Chemical Manufacturing—1.1%
169,000	Rockwood Holdings, Inc.(a)	995,410

Software & Services—2.9%
Internet Software & Services—2.9%
124,000	Citrix Systems, Inc.(a)	2,551,920

Telecommunications—1.6%
Wireless Telecommunication Services—1.6%
68,000	SBA Communications Corp., Class A(a)	1,413,040

Transportation—3.0%
Air Freight & Logistics—3.0%
209,000	UTi Worldwide, Inc.	2,568,610

Total Common Stock (Cost $92,989,422)		74,964,388

Brown Advisory Small-Cap Growth Fund

Schedule of Investments

February 28, 2009 (Unaudited)

Shares/ Face Amount $	Security Description	Value $
Exchange Traded Fund—3.9%
80,000	iShares Russell 2000 Growth Index Fund (Cost $3,729,500)	3,387,200

Private Placement—0.3%
2,400	Montagu Newhall Global Partners IV, LP - B(a)(b)(c)(d) (Cost $240,000)	230,520

Short Term Investment—9.7%
Money Market Fund—9.7%
8,448,702	Investors Cash Trust - Treasury Portfolio, 0.19%(e) (Cost $8,448,702)	8,448,702

Total Investments—100.3% (Cost $ 105,407,624)*		87,030,810

Other Assets and Liabilities, Net—(0.3)%		(294,315)

NET ASSETS—100.0%		$86,736,495

(a)	Non-income producing security.
(b)	This security was purchased with a full investment commitment of $2 million, with $1,760,000 outstanding at February 28, 2009.
(c)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At February 28, 2009 the value of these securities amounted to $230,520, or 0.3% of net assets.
(d)	Restricted security not registered under the Securities Act of 1933, as amended, other than Rule 144A securities. At February 28, 2009 the value of this security amounted to $230,520 or 0.3% of net assets. Additional information on the restricted security is as follows:

Montagu Newhall Global Partners IV, LP – B

Acquisition Date	Acquisition Cost
February 19, 2008	$20,000
April 21, 2008	100,000
July 31, 2008	60,000
October 27, 2008	60,000

$240,000

(e)	The rate quoted is the annualized seven-day net yield of the fund as of February 28, 2009.
(f)	All or a portion of this security was segregated in connection with the remaining capital commitments for the private placement security.
*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation		$3,560,234
Gross Unrealized Depreciation		(21,937,048)

Net Unrealized Depreciation		$(18,376,814)

LP	Limited Partnership

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Brown Advisory Small-Cap Value Fund

Schedule of Investments

February 28, 2009 (Unaudited)

Shares	Security Description	Value $
Common Stock—95.4%
Basic Materials—3.3%
117,200	Aceto Corp.	706,716
35,100	Carpenter Technology Corp.	480,870
6,300	Compass Minerals International, Inc.	328,986

		1,516,572

Capital Goods—2.3%
90,800	Kaman Corp.	1,064,176

Commercial Services & Supplies—29.4%
42,400	Broadridge Financial Solutions, Inc.	677,552
216,092	CBIZ, Inc.(a)	1,482,391
39,300	Chemed Corp.	1,564,533
7,300	Clean Harbors, Inc.(a)	354,634
136,000	Convergys Corp.(a)	877,200
53,874	Electro Rent Corp.	412,136
237,200	Global Cash Access Holdings, Inc.(a)	666,532
43,000	Hewitt Associates, Inc., Class A(a)	1,268,500
217,800	infoGROUP, Inc.(a)	644,688
62,500	Interactive Data Corp.	1,413,750
147,200	Providence Service Corp.(a)	463,680
21,200	R.R. Donnelley & Sons Co.	165,148
51,100	Silgan Holdings, Inc.	2,506,966
23,000	Watson Wyatt Worldwide, Inc., Class A	1,129,530

		13,627,240

Consumer Discretionary—1.9%
56,000	American Eagle Outfitters, Inc.	546,560
70,868	Liquidity Services, Inc.(a)	333,080

		879,640

Consumer Staples—6.0%
31,800	Alberto-Culver Co.	704,052
79,920	B&G Foods, Inc., Class A	303,696
27,300	B&G Foods, Inc.	256,074
19,200	Hansen Natural Corp.(a)	638,976
23,300	J.M. Smucker Co.	864,896

		2,767,694

Energy—2.5%
28,700	Concho Resources, Inc.(a)	572,565
19,000	Oceaneering International, Inc.(a)	603,630

		1,176,195

Financials—8.3%
28,840	Affiliated Managers Group, Inc.(a)	1,037,663
55,500	Arthur J. Gallagher & Co.	880,785
4,000	First City Liquidating Trust Loans Assets Corp.(a)(b)(c)	0
48,900	Investment Technology Group, Inc.(a)	952,083
86,200	Nelnet, Inc., Class A(a)	439,620
23,839	Willis Group Holdings, Ltd.	521,836

		3,831,987

Health Care—7.1%
21,500	Beckman Coulter, Inc.	964,060
15,200	Henry Schein, Inc.(a)	557,536
76,200	IMS Health, Inc.	954,024
30,000	Warner Chilcott, Ltd., Class A(a)	325,500
15,400	West Pharmaceutical Services, Inc.	472,780

		3,273,900

Hotels, Restaurants & Leisure—5.0%
131,400	AFC Enterprises(a)	551,880
107,232	Speedway Motorsports, Inc.	1,272,844
112,055	Wendy’s/Arby’s Group, Inc., Class A	507,609

		2,332,333

Industrials—6.9%
88,724	Argon ST, Inc.(a)	1,509,195
137,200	SRS Labs, Inc.(a)	672,280
16,300	Stanley Works	436,188
24,400	Teledyne Technologies, Inc.(a)	559,004

		3,176,667

Information Technology—8.3%
56,500	Acxiom Corp.	467,820
39,900	Check Point Software Technologies, Ltd.(a)	876,603
177,100	Novell, Inc.(a)	559,636
68,150	Progress Software Corp.(a)	1,086,311
32,302	Sybase, Inc.(a)	877,968

		3,868,338

Media—2.6%
94,700	Dolan Media Co.(a)	572,935
148,638	MDC Partners, Inc., Class A(a)	509,828
10,882	Scholastic Corp.	119,811

		1,202,574

Retailing—2.7%
15,600	Barnes & Noble, Inc.	279,864
31,591	Cash America International, Inc.	454,910
74,175	Stage Stores, Inc.	532,577

		1,267,351

Technology—3.3%
38,700	Applied Signal Technology, Inc.	739,944
17,400	Cubic Corp.	453,444
158,500	MIPS Technologies, Inc.(a)	317,000

		1,510,388

Telecommunications—5.4%
14,100	Comtech Telecommunications Corp.(a)	532,839
104,504	j2 Global Communications, Inc.(a)	1,957,360

		2,490,199

Transportation—0.4%
12,000	Atlas Air Worldwide Holdings, Inc.(a)	169,680

Total Common Stock (Cost $56,836,858)		44,154,934

Short Term Investment—4.3%
Money Market Fund—4.3%
2,014,062	Investors Cash Trust - Treasury Portfolio, 0.19%(d) (Cost $2,014,062)	2,014,062

Total Investments – 99.7% (Cost $ 58,850,920)*		46,168,996

Other Assets and Liabilities, Net —0.3%		130,776

NET ASSETS —100.0%		$46,299,772

(a)	Non-income producing security.
(b)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At February 28, 2009 the value of these securities amounted to $0, or 0.0% of net assets.

Brown Advisory Small-Cap Value Fund

Schedule of Investments

February 28, 2009 (Unaudited)

(c)	Restricted security not registered under the Securities Act of 1933, as amended, other than Rule 144A securities. At February 28, 2009 the value of these securities amounted to $0 or 0.0% of net assets. Additional information on the restricted securities is as follows:

First City Liquidating Trust Loans Assets Corp.

Acquisition Date	Acquisition Cost
October 31, 2003	$8,050

(d)	The rate quoted is the annualized seven-day net yield of the fund as of February 28, 2009.
*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$3,709,945
Gross Unrealized Depreciation	(16,391,869)

Net Unrealized Depreciation	$(12,681,924)

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Brown Advisory Small-Cap Fundamental Value Fund

Schedule of Investments

February 28, 2009 (Unaudited)

Shares	Security Description	Value $
Common Stock—79.6%
Consumer Discretionary—18.4%
42,860	American Greetings Corp., Class A	159,868
16,175	Casey’s General Stores, Inc.	322,044
21,025	Cato Corp., Class A	307,596
6,810	Choice Hotels International, Inc.	168,616
2,425	Coinstar, Inc.(a)	63,390
5,655	Harman International Industries, Inc.	60,056
16,980	Helen of Troy, Ltd.(a)	170,479
13,100	Hillenbrand, Inc.	219,687
22,640	Jackson Hewitt Tax Service, Inc.	169,347
12,940	PetMed Express, Inc.(a)	178,313

		1,819,396

Financials—14.8%
24,260	Extra Space Storage, Inc. REIT	152,110
21,670	Fifth Street Finance Corp.	146,922
20,140	Global Brands Acquisition Corp.(a)	191,330
20,375	Liberty Acquisition Holdings Corp.(a)	179,504
25,875	Ocwen Financial Corp.(a)	236,239
50,945	Pacific Premier Bancorp, Inc.(a)	191,044
8,895	PacWest Bancorp	121,684
26,685	Prospect Acquisition Corp.(a)	251,906

		1,470,739

Health Care—1.9%
38,005	Life Sciences Research, Inc.(a)	192,685

Industrials—11.6%
6,470	AMERCO(a)	184,395
10,510	Belden, Inc.	112,142
13,585	Brink’s Home Security Holdings, Inc.(a)	284,877
8,085	Harsco Corp.	167,036
16,980	School Specialty, Inc.(a)	238,908
7,280	Toro Co.	159,214

		1,146,572

Information Technology—22.4%
29,110	Broadridge Financial Solutions, Inc.	465,178
29,920	Double-Take Software, Inc.(a)	207,046
9,705	DST Systems, Inc.(a)	285,521
19,405	Jack Henry & Associates, Inc.	309,122
80,865	Silicon Motion Technology Corp. ADR(a)	166,582
24,260	Synchronoss Technologies, Inc.(a)	231,441
20,215	Tessera Technologies, Inc.(a)	218,322
26,685	Total System Services, Inc.	335,697

		2,218,909

Telecommunications—8.2%
7,600	Comtech Telecommunications Corp.(a)	287,204
20,380	EchoStar Corp., Class A(a)	333,824
6,470	InterDigital, Inc.(a)	190,089

		811,117

Transportation—2.3%
18,600	UTi Worldwide, Inc.	228,594

Total Common Stock (Cost $9,232,245)		7,888,012

Preferred Stock—2.3%
Financials—2.3%
16,980	ASBC Capital I Trust Originated Preferred Securities, (Cost $347,204)	229,230

Exchange Traded Fund—3.7%
10,105	iShares Russell 2000 Value Index Fund, (Cost $430,174)	368,832

Short Term Investment—17.1%
Money Market Fund—17.1%
1,697,587	Investors Cash Trust - Treasury Portfolio, 0.19%(b) (Cost $1,697,587)	1,697,587

Total Investments —102.7% (Cost $ 11,707,210)*		10,183,661

Other Assets and Liabilities, Net—(2.7)%		(270,716)

NET ASSETS—100.0%		$9,912,945

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day net yield of the fund as of February 28, 2009.
*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$146,608
Gross Unrealized Depreciation	(1,670,157)

Gross Unrealized Depreciation	$(1,523,549)

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Brown Advisory Opportunity Fund

Schedule of Investments

February 28, 2009 (Unaudited)

Shares	Security Description	Value $
Common Stock—95.2%
Basic Materials—4.0%
10,790	Air Products & Chemicals, Inc.	499,038

Consumer Discretionary—3.0%
7,700	Best Buy Co., Inc.	221,914
15,900	Lumber Liquidators, Inc.(a)	152,322

		374,236

Consumer Staples—3.0%
8,900	Costco Wholesale Corp.	376,826

Diversified Financials—6.2%
19,250	Bank of New York Mellon Corp.	426,772
27,825	Charles Schwab Corp.	353,656

		780,428

Energy—7.3%
11,000	FMC Technologies, Inc.(a)	291,390
5,115	Total SA ADR	241,428
10,960	Ultra Petroleum Corp.(a)	385,134

		917,952

Health Care—20.3%
15,550	Gen-Probe, Inc.(a)	630,863
17,000	IDEXX Laboratories, Inc.(a)	511,700
11,870	Illumina, Inc.(a)	371,887
3,200	Intuitive Surgical, Inc.(a)	291,072
13,560	Millipore Corp.(a)	746,614

		2,552,136

Industrials—20.9%
11,800	AMETEK, Inc.	312,228
25,200	Amphenol Corp., Class A	640,584
11,250	Danaher Corp.	571,050
8,500	ESCO Technologies, Inc.(a)	276,335
10,610	Harsco Corp.	219,203
14,650	Quanta Services, Inc.(a)	257,840
8,400	Roper Industries, Inc.	347,340

		2,624,580

Information Technology—13.2%
40,125	Expedia, Inc.(a)	319,796
1,185	Google, Inc., Class A(a)	400,518
3,625	MasterCard, Inc., Class A	572,859
26,100	Trimble Navigation, Ltd.(a)	368,010

		1,661,183

Materials—1.4%
31,000	Rockwood Holdings, Inc.(a)	182,590

Software & Services—6.9%
12,800	Accenture, Ltd., Class A	373,632
24,300	Citrix Systems, Inc.(a)	500,094

		873,726

Technology Hardware & Equipment—6.4%
4,635	Apple, Inc.(a)	413,952
25,700	MEMC Electronic Materials, Inc.(a)	385,757

		799,709

Transportation—2.6%
26,975	UTi Worldwide, Inc.	331,523

Total Common Stock (Cost $15,545,806)		11,973,927

Short Term Investment—5.4%
Money Market Fund— 5.4%
676,968	Investors Cash Trust - Treasury Portfolio, 0.19%(b) (Cost $676,968)	676,968

Total Investments—100.6% (Cost $ 16,222,774)*		12,650,895

Other Assets and Liabilities, Net—(0.6)%		(70,898)

NET ASSETS—100.0%		$12,579,997

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day net yield of the fund as of February 28, 2009.
*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$237,863
Gross Unrealized Depreciation	(3,809,742)

Net Unrealized Depreciation	$(3,571,879)

ADR	American Depositary Receipt

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Brown Advisory Core International Fund

Schedule of Investments

February 28, 2009 (Unaudited)

Shares	Security Description	Value $
Common Stock—96.1%
Australia—5.7%
39,982	AGL Energy, Ltd.	337,600
37,404	Australia & New Zealand Banking Group, Ltd.	318,223
116,598	BHP Billiton, Ltd.	2,148,678
19,956	CSL, Ltd.	467,629
330,959	Iluka Resources, Ltd.(a)	909,658
106,201	Lion Nathan, Ltd.	581,083
346,668	Telstra Corp., Ltd.	786,643
43,195	Westfield Group REIT	294,048

		5,843,562

Austria—0.3%
16,893	Voestalpine AG	262,959

Belgium—1.4%
4,268	Colruyt SA	973,824
8,727	Delhaize Group	508,593

		1,482,417

Denmark—0.6%
12,275	Novo Nordisk A/S, B Shares	599,555

Finland—0.9%
39,676	Konecranes Oyj	648,283
29,476	Nokia Oyj	280,976

		929,259

France—11.2%
17,990	BNP Paribas SA	592,681
27,833	Bouygues SA	804,412
21,258	Cap Gemini SA	618,966
6,714	Fonciere des Regions SA REIT	339,662
44,954	France Telecom SA	1,014,883
31,361	GDF Suez SA	1,005,362
5,379	Pernod Ricard SA	296,738
27,772	Sanofi-Aventis SA	1,440,367
9,307	Societe Generale SA	294,409
10,300	Technip-Coflexip SA	338,420
21,221	Teleperformance	591,796
25,538	Total SA	1,213,305
5,505	Unibail-Rodamco SA REIT	699,456
3,599	Vallourec SA	285,040
80,121	Vivendi SA	1,926,117

		11,461,614

Germany—4.4%
10,531	Adidas AG	306,229
48,308	E.ON AG	1,257,163
5,478	Merck KGAA	413,095
27,961	MTU Aero Engines Holding AG	724,819
2,527	Muenchener Rueckversicherungs-Gesellschaft AG	311,194
9,497	SAP AG	308,425
38,590	ThyssenKrupp AG	698,043
8,399	Wacker Chemie AG	531,585

		4,550,553

Greece—1.0%
18,176	National Bank of Greece SA	226,253
32,219	OPAP SA	831,521

		1,057,774

Hong Kong—1.9%
121,000	Cheung Kong Holdings, Ltd.	996,241
49,400	Hang Seng Bank, Ltd.	554,197
393,000	Industrial & Commercial Bank of China, Ltd.	368,929

		1,919,367

Ireland—0.6%
15,546	CRH PLC(b)	320,225
830	CRH PLC(b)	17,255
82,604	Ryanair Holdings PLC(a)	310,462

		647,942

Italy—3.1%
206,431	Enel SpA	1,032,299
66,166	Eni SpA	1,330,214
22,439	Finmeccanica SpA	287,566
26,277	Prysmian SpA	217,340
20,333	Saipem SpA	317,023

		3,184,442

Japan—23.3%
108,000	Air Water, Inc.	928,592
34,600	Bridgestone Corp.	479,748
74	Central Japan Railway Co.	451,219
79,000	Daihatsu Motor Co., Ltd.	609,623
181	DeNA Co., Ltd.	541,627
7,200	East Japan Railway Co.	431,646
35,700	FamilyMart Co., Ltd.	1,210,976
9,000	Fast Retailing Co., Ltd.	917,709
21,000	Hisamitsu Pharmaceutical Co., Inc.	639,168
92,500	Hokuetsu Paper Mills, Ltd.	342,206
555,000	Hokuhoku Financial Group, Inc.	875,897
6,200	Idemitsu Kosan Co., Ltd.	480,344
618	Jupiter Telecommunications Co., Ltd.	493,361
276	KDDI Corp.	1,462,308
17,100	Kobayashi Pharmaceutical Co., Ltd.	567,780
35,200	Konami Corp.	505,743
19,600	Makita Corp.	393,888
49,500	Mitsubishi Corp.	631,051
67,000	Mitsui & Co., Ltd.	631,687
119,000	Mitsui OSK Lines, Ltd.	617,073
9,900	Nidec Corp.	420,025
3,600	Nintendo Co., Ltd.	1,051,076
68,000	Nippon Electric Glass Co., Ltd.	449,477
54,700	Nomura Real Estate Holdings, Inc.	711,918
239	NTT Data Corp.	601,541
83,000	Osaka Gas Co., Ltd.	299,406
1,551	Rakuten, Inc.	804,269
21,300	Resona Holdings, Inc.	372,608
539	RISA Partners, Inc.	137,374
13,500	Sankyo Co., Ltd.	614,265
27,900	Sega Sammy Holdings, Inc.	241,030
54,700	Sumitomo Corp.	466,391
75,000	Suruga Bank, Ltd.	587,210
17,500	Takeda Pharmaceutical Co., Ltd.	715,567
34,000	The Bank of Kyoto, Ltd.	297,561

Brown Advisory Core International Fund

Schedule of Investments

February 28, 2009 (Unaudited)

Shares	Security Description	Value $
Common Stock — Continued
Japan — Continued
21,900	Tokio Marine Holdings, Inc.	507,215
230,000	Tokyo Gas Co., Ltd.	928,674
51,000	Toyo Suisan Kaisha, Ltd.	1,217,770
194,000	Ube Industries, Ltd.	312,134

		23,947,157

Netherlands—4.1%
14,805	Fugro NV	385,378
95,620	ING Groep NV	444,350
94,056	Koninklijke Ahold NV	1,056,340
86,790	Royal Dutch Shell PLC, B Shares	1,843,582
31,991	Wolters Kluwer NV	510,549

		4,240,199

Norway—1.7%
164,900	DnB NOR ASA	602,228
15,900	Fred. Olsen Energy ASA	368,443
34,550	Yara International ASA	742,810

		1,713,481

Portugal—0.4%
36,824	Galp Energia SGPS SA, B Shares	408,435

Spain—5.3%
15,764	ACS, Actividades de Construccion y Servicios SA	629,449
208,032	Banco Santander SA	1,292,140
392,777	Mapfre SA	806,575
33,388	Repsol YPF SA	517,184
117,951	Telefonica SA	2,199,368

		5,444,716

Sweden—2.4%
8,678	Hennes & Mauritz AB, B shares	325,356
160,600	Nordea Bank AB	808,183
54,346	Svenska Handelsbanken AB, A Shares	656,542
83,946	Telefonaktiebolaget LM Ericsson, B Shares	699,403

		2,489,484

Switzerland—7.2%
12,151	Baloise Holding AG	692,547
64,311	Nestle SA	2,108,503
16,330	Roche Holdings AG - Genusschein	1,857,269
31,295	Swiss Re	388,846
2,092	Syngenta AG	448,132
2,697	Synthes, Inc.	313,197
11,027	Zurich Financial Services AG	1,572,861

		7,381,355

United Kingdom—20.6%
178,450	Amlin PLC	876,132
24,108	AstraZeneca PLC	774,015
32,823	Aveva Group PLC	224,812
241,911	Aviva PLC	1,000,720
284,939	BAE Systems PLC	1,515,199
106,251	Balfour Beatty PLC	483,637
205,261	Beazley Group PLC	305,562
64,986	BG Group PLC	934,856
167,878	BP PLC	1,077,142
78,474	British American Tobacco PLC	2,018,519
187,363	Compass Group PLC	830,048
44,444	Diageo PLC	521,022
125,669	G4S PLC	335,300
67,035	GlaxoSmithKline PLC	1,025,742
174,615	IG Group Holdings PLC	669,846
185,666	International Personal Finance PLC	300,310
307,270	International Power PLC	1,045,682
77,326	Interserve PLC	180,138
135,079	National Grid PLC	1,211,345
31,871	Reckitt Benckiser Group PLC	1,229,001
167,899	Rexam PLC	630,264
152,355	Stagecoach Group PLC	252,973
64,305	Standard Chartered PLC	611,184
202,040	Thomas Cook Group PLC	617,439
15,715	Unilever PLC	307,723
1,016,481	Vodafone Group PLC	1,821,640
56,656	WPP PLC	296,410

		21,096,661

Total Common Stock (Cost $155,972,789)		98,660,932

Preferred Stocks—1.9%

Germany—1.9%
30,387	Fresenius SE	1,511,858
9,498	Porsche Automobil Holding SE	392,374

Total Preferred Stocks (Cost $4,175,565)		1,904,232

Exchange Traded Fund—0.8%

United States—0.8%
23,515	iShares MSCI EAFE Index Fund (Cost $822,266)	815,500

Total Investments – 98.8% (Cost $ 160,970,620)*		101,380,664

Other Assets and Liabilities, Net — 1.2%		1,237,226

NET ASSETS — 100.0%		$102,617,890

(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$1,746,175
Gross Unrealized Depreciation	(61,336,131)

Net Unrealized Depreciation	$(59,589,956)

PLC	Public Limited Company
REIT	Real Estate Investment Trust

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Brown Advisory Maryland Bond Fund

Schedule of Investments

February 28, 2009 (Unaudited)

Face Amount $	Security Description	Rate	Maturity	Value $
Certificates of Participation—0.9%
Revenue Bonds—0.9%
500,000	Baltimore County Maryland Certificates of Participation - Equipment Acquisition Program	4.00%	08/01/14	539,740
500,000	Baltimore County Maryland Certificates of Participation - Equipment Acquisition Program	4.00%	08/01/15	539,585
200,000	Baltimore County Maryland Certificates of Participation - Equipment Acquisition Program	5.00%	08/01/16	228,052

Total Certificates of Participation (Cost $1,245,471)				1,307,377

Municipal Bonds—89.9%
General Obligation Bonds—54.6%
250,000	Anne Arundel County Maryland	5.00%	02/15/10	260,538
165,000	Anne Arundel County Maryland Prerefunded 05/15/09 @ 101	5.00%	05/15/13	168,272
500,000	Anne Arundel County Maryland Prerefunded 02/15/11 @ 101	4.75%	02/15/17	538,975
500,000	Anne Arundel County Maryland Prerefunded 02/15/11 @ 101	4.80%	02/15/18	539,455
565,000	Anne Arundel County Maryland Consolidated General Improvement	5.00%	03/01/15	648,716
1,350,000	Anne Arundel County Maryland Consolidated Water & Sewer	5.00%	03/01/17	1,498,824
500,000	Anne Arundel County Maryland Consolidated Water & Sewer	4.50%	03/01/25	510,795
100,000	Anne Arundel County Maryland General Improvement	5.25%	08/01/09	102,036
1,400,000	Baltimore County Maryland Consolidated Public Improvement	5.00%	09/01/13	1,549,898
900,000	Baltimore County Maryland Consolidated Public Improvement	5.00%	09/01/15	1,041,642
1,320,000	Baltimore County Maryland Consolidated Public Improvement	5.00%	08/01/17	1,545,892
400,000	Baltimore County Maryland Consolidated Public Improvement Prerefunded 08/01/12 @ 100	5.00%	08/01/18	447,192
835,000	Baltimore County Maryland Metropolitan District	4.40%	08/01/09	846,105
2,000,000	Baltimore County Maryland Metropolitan District	5.00%	08/01/16	2,331,760
1,505,000	Baltimore County Maryland Metropolitan District	4.00%	08/01/18	1,640,435
1,450,000	Baltimore County Maryland Metropolitan District - 71st Issue	5.00%	02/01/20	1,633,497
2,000,000	Baltimore County Maryland Pension Funding	5.00%	08/01/13	2,268,220
440,000	Baltimore Maryland Consolidated Public Improvement Series A NATL-RE Insured	5.00%	10/15/14	500,205
250,000	Caroline County Maryland Public Improvement XLCA Insured	4.00%	11/01/20	242,378
2,540,000	Carroll County Maryland Consolidated Public Improvement	4.00%	11/01/13	2,775,483
1,000,000	Carroll County Maryland Consolidated Public Improvement Callable 11/01/18 @ 100	4.50%	11/01/23	1,045,060
500,000	Carroll County Maryland County Commissioners Consolidated Public Improvement	4.00%	12/01/15	550,295
1,000,000	Carroll County Maryland County Commissioners Consolidated Public Improvement	5.00%	11/01/15	1,160,850
500,000	Charles County Maryland Consolidated Public Improvement	4.20%	02/01/11	528,360
250,000	Charles County Maryland Consolidated Public Improvement Callable 02/01/11 @ 101	4.30%	02/01/12	265,448
500,000	Charles County Maryland County Commissioners Consolidated Public Improvement	4.00%	03/01/10	517,120
1,100,000	Charles County Maryland County Commissioners Consolidated Public Improvement	5.00%	03/01/14	1,239,304
1,005,000	Charles County Maryland County Commissioners Consolidated Public Improvement Callable 03/01/15 @ 100	4.25%	03/01/16	1,091,802
250,000	Charles County Maryland County Commissioners Consolidated Public Improvement	5.00%	03/01/16	286,755
290,000	Charles County Maryland County Commissioners Consolidated Public Improvement Callable 03/01/15 @ 100	4.25%	03/01/17	313,545
500,000	Charles County Maryland County Commissioners Consolidated Public Improvements NATL-RE Insured	4.00%	03/01/20	522,490
305,000	Cumberland Maryland Public Improvement Assured Guaranty Insured	5.00%	09/01/17	352,177
470,000	Cumberland Maryland Public Improvement Assured Guaranty Insured	5.00%	09/01/18	541,816
750,000	District of Columbia Series A NATL-RE FGIC Insured	4.25%	06/01/29	645,315

Brown Advisory Maryland Bond Fund

Schedule of Investments

February 28, 2009 (Unaudited)

Face Amount $	Security Description	Rate	Maturity	Value $
Municipal Bonds—Continued
General Obligation Bonds—Continued
570,000	Easton Maryland Public Facilities Assured Guaranty Insured	4.25%	12/01/12	622,685
250,000	Frederick County Maryland Public Facilities	5.00%	08/01/16	284,555
1,000,000	Frederick County Maryland Public Facilities	5.00%	12/01/17	1,120,420
500,000	Frederick County Maryland Public Facilities	5.25%	11/01/18	589,265
1,250,000	Frederick County Maryland Public Facilities Prerefunded 11/01/12 @ 101	5.00%	11/01/20	1,415,900
500,000	Frederick County Maryland Public Facilities	5.25%	11/01/21	577,725
250,000	Frederick County Maryland Public Facilities Callable 06/01/17 @ 100	4.00%	06/01/22	252,955
250,000	Garrett County Maryland Hospital Refunding NATL-RE FGIC Insured	5.10%	07/01/09	253,250
740,000	Harford County Maryland Unrefunded Balance	5.00%	12/01/13	749,479
300,000	Harford County Maryland Callable 07/15/15 @ 100	5.00%	07/15/22	319,992
200,000	Harford County Maryland Consolidated Public Improvements	4.25%	01/15/13	210,800
2,000,000	Howard County Maryland Consolidated Public Improvement Project Series A Callable 02/15/12 @ 100	5.25%	08/15/12	2,216,640
685,000	Howard County Maryland Consolidated Public Improvement Project Series A	5.00%	08/15/14	785,099
300,000	Howard County Maryland Consolidated Public Improvement Project Series A	5.00%	08/15/15	347,337
565,000	Maryland National Capital Park & Planning Commission Park Acquisition & Development Series BB-2	3.50%	07/01/09	571,023
1,600,000	Maryland State	5.00%	02/01/11	1,715,600
500,000	Maryland State & Local Facilities Loan 1st Series	4.75%	03/01/09	500,240
220,000	Maryland State & Local Facilities Loan 2nd Series	5.00%	08/01/12	245,489
500,000	Maryland State & Local Facilities Loan 2nd Series	5.00%	08/01/13	567,155
50,000	Maryland State & Local Facilities Loan 1st Series Prerefunded 03/01/09 @ 101	4.50%	03/01/14	50,523
300,000	Maryland State & Local Facilities Loan 2nd Series Callable 08/01/13 @ 100	5.00%	08/01/14	336,309
500,000	Maryland State & Local Facilities Loan 2nd Series A	5.00%	08/01/15	578,610
500,000	Maryland State & Local Facilities Loan 1st Series	5.00%	08/01/15	567,140
1,000,000	Maryland State & Local Facilities Loan 2nd Series Callable 08/01/17 @ 100	5.00%	08/01/18	1,159,720
2,750,000	Maryland State & Local Facilities Loan 1st Series Callable 03/15/17 @ 100	5.00%	03/15/19	3,127,272
2,210,000	Maryland State & Local Facilities Loan Capital Improvement Series A	5.50%	08/01/13	2,551,578
125,000	Maryland State & Local Facilities Loan Capital Improvement 1st Series A	5.25%	03/01/15	145,264
500,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	11/01/09	515,245
800,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	04/01/11	862,512
125,000	Montgomery County Maryland Consolidated Public Improvement Series A Prerefunded 05/01/09 @ 101	4.75%	05/01/12	127,205
1,975,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	05/01/15	2,275,832
500,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	08/01/15	578,610
500,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	09/01/15	567,840
100,000	Montgomery County Maryland Consolidated Public Improvement Series A Prerefunded 01/01/10 @ 101	5.60%	01/01/16	105,204
1,745,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	05/01/16	2,025,858
500,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	04/01/17	550,080
1,000,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	08/01/17	1,168,210

Brown Advisory Maryland Bond Fund

Schedule of Investments

February 28, 2009 (Unaudited)

Face Amount $	Security Description	Rate	Maturity	Value $
Municipal Bonds—Continued
General Obligation Bonds—Continued
1,700,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	05/01/18	1,957,380
250,000	Montgomery County Maryland Consolidated Public Improvement Series A Callable 05/01/13 @ 100	4.00%	05/01/19	258,448
130,000	Montgomery County Maryland Consolidated Public Improvement Series A Callable 08/01/18 @ 100	4.00%	08/01/19	138,928
500,000	Ocean City Maryland NATL-RE FGIC Insured	4.25%	03/01/11	520,700
1,000,000	Prince Georges County Maryland Consolidated Public Improvement	3.25%	09/15/11	1,047,720
345,000	Prince Georges County Maryland Consolidated Public Improvement Series A	5.00%	07/15/12	384,823
50,000	Prince Georges County Maryland Consolidated Public Improvement Prerefunded 10/01/09 @ 101 FSA Insured	5.00%	10/01/12	51,846
750,000	Prince Georges County Maryland Consolidated Public Improvement Series A	5.00%	07/15/15	865,860
500,000	Washington Suburban Sanitation District - General Construction	4.25%	06/01/10	521,960
230,000	Washington Suburban Sanitation District - General Construction	4.25%	06/01/12	250,107
1,500,000	Washington Suburban Sanitation District - General Construction Callable 06/01/14 @ 100	4.00%	06/01/15	1,624,425
100,000	Washington Suburban Sanitation District - General Construction Prerefunded 06/01/09 @ 100	5.00%	06/01/23	101,187
1,000,000	Washington Suburban Sanitation District - Sewage Disposal	5.25%	06/01/10	1,056,310
210,000	Washington Suburban Sanitation District - Sewage Disposal	4.00%	06/01/14	229,496
500,000	Washington Suburban Sanitation District - Water Supply	4.25%	06/01/10	521,960
500,000	Washington Suburban Sanitation District - Water Supply 2nd Series	3.00%	06/01/11	519,670
255,000	Washington Suburban Sanitation District - Water Supply	5.00%	06/01/12	283,269
1,500,000	Washington Suburban Sanitation District Consolidated Public Improvement	5.00%	06/01/15	1,730,400
1,500,000	Washington Suburban Sanitation District Consolidated Public Improvement	5.00%	06/01/16	1,745,850
2,000,000	Washington Suburban Sanitation District Consolidated Public Improvement Callable 06/01/18 @ 100	3.00%	06/01/19	1,961,820
500,000	Washington Suburban Sanitation District Consolidated Public Improvement Callable 06/01/18 @ 100	3.25%	06/01/20	491,190
2,305,000	Washington Suburban Sanitation District Consolidated Public Improvement Callable 06/01/18 @ 100	3.75%	06/01/21	2,321,043
1,000,000	Worcester County Maryland Public Improvement	5.00%	10/01/16	1,166,280
500,000	Worcester County Maryland Public Improvement	5.00%	10/01/17	584,990

				81,124,938

Revenue Bonds—35.3%
725,000	Baltimore County Maryland Catholic Health Initiatives Series A	5.00%	09/01/19	761,315
925,000	Baltimore Maryland Convention Center NATL-RE Insured	5.00%	09/01/19	945,535
500,000	Baltimore Maryland Convention Center Series A XLCA Insured	5.25%	09/01/19	384,160
360,000	Baltimore Maryland Wastewater Project Series A Callable 07/01/18 @ 100 FSA Insured	5.00%	07/01/20	398,621
1,000,000	Baltimore Maryland Wastewater Project Series C AMBAC Insured	5.00%	07/01/21	1,056,200
185,000	Carroll County Maryland Fairhaven & Copper Ridge Series A RADIAN Insured	5.20%	01/01/10	185,905
400,000	Frederick County Maryland Educational Facilities Revenue Mount Saint Mary’s College Series A Escrowed to Maturity	4.80%	09/01/09	408,632
400,000	Frederick County Maryland Educational Facilities Revenue Mount Saint Mary’s College Series A	5.63%	09/01/38	267,664
200,000	Maryland State Community Development Administration - Residential Program Series E	3.80%	09/01/13	207,474
500,000	Maryland State Community Development Administration - Residential Program Series G	4.10%	09/01/14	519,415

Brown Advisory Maryland Bond Fund

Schedule of Investments

February 28, 2009 (Unaudited)

Face Amount $	Security Description	Rate	Maturity	Value $
Municipal Bonds—Continued
Revenue Bonds—Continued
1,000,000	Maryland State Community Development Administration - Residential Program Series C	3.85%	09/01/15	1,017,480
1,000,000	Maryland State Community Development Administration - Single Family Program 1st Series	4.65%	04/01/12	1,030,290
500,000	Maryland State Community Development Administration - Single Family Program 1st Series	4.75%	04/01/13	514,915
500,000	Maryland State Department of Transportation	5.50%	02/01/10	522,765
455,000	Maryland State Department of Transportation	5.00%	05/01/12	502,629
1,050,000	Maryland State Department of Transportation 2nd Issue	4.00%	06/01/13	1,139,691
1,000,000	Maryland State Department of Transportation	5.25%	12/15/14	1,158,350
1,300,000	Maryland State Department of Transportation	5.25%	12/15/16	1,528,007
1,325,000	Maryland State Department of Transportation	5.00%	02/15/17	1,535,476
500,000	Maryland State Department of Transportation	4.25%	02/15/18	538,860
500,000	Maryland State Department of Transportation	4.00%	05/15/20	517,590
700,000	Maryland State Department of Transportation 2nd Issue Callable 09/01/18 @ 100	4.00%	09/01/21	715,974
255,000	Maryland State Economic Development Corporation - Bowie State University Project	4.00%	06/01/09	253,187
285,000	Maryland State Economic Development Corporation - Lutheran World Relief/Refugee	5.25%	04/01/19	261,579
500,000	Maryland State Economic Development Corporation - Maryland Department of Transportation Headquarters	5.00%	06/01/15	539,960
250,000	Maryland State Economic Development Corporation - University of Maryland College Park Project Escrowed to Maturity	4.00%	06/01/09	252,310
340,000	Maryland State Economic Development Corporation - University of Maryland College Park Project Escrowed to Maturity	4.25%	06/01/10	354,515
290,000	Maryland State Economic Development Corporation - University of Maryland College Park Project AMBAC Insured	5.38%	07/01/12	308,212
500,000	Maryland State Economic Development Corporation - University of Maryland College Park Project CIFG Insured	5.00%	06/01/22	378,460
245,000	Maryland State Economic Development Corporation - University of Maryland/Baltimore Series A	4.50%	10/01/11	220,331
500,000	Maryland State Health & Higher Educational Facilities - Adventist Health Care Series A	5.00%	01/01/14	473,880
500,000	Maryland State Health & Higher Educational Facilities - Board of Child Care	4.50%	07/01/12	525,065
450,000	Maryland State Health & Higher Educational Facilities - Bullis School FSA Insured	5.00%	07/01/13	465,952
100,000	Maryland State Health & Higher Educational Facilities - Bullis School FSA Insured	5.00%	07/01/15	102,658
250,000	Maryland State Health & Higher Educational Facilities - Carroll County General Hospital	4.63%	07/01/10	253,767
500,000	Maryland State Health & Higher Educational Facilities - Carroll County General Hospital	5.00%	07/01/13	505,875
500,000	Maryland State Health & Higher Educational Facilities - Charity Obligated Group Series A Prerefunded 05/01/09 @ 101	4.75%	11/01/14	508,745
500,000	Maryland State Health & Higher Educational Facilities - Civista Medical Center RADIAN Insured	4.50%	07/01/28	352,125
270,000	Maryland State Health & Higher Educational Facilities - Edenwald Series A	4.80%	01/01/12	257,982
450,000	Maryland State Health & Higher Educational Facilities - Frederick Memorial Hospital	4.20%	07/01/11	443,772
250,000	Maryland State Health & Higher Educational Facilities - Goucher College	4.50%	07/01/19	249,680
500,000	Maryland State Health & Higher Educational Facilities - Greater Baltimore Medical Center	5.00%	07/01/20	491,475
250,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Health System(a)	5.00%	05/15/42	264,617

Brown Advisory Maryland Bond Fund

Schedule of Investments

February 28, 2009 (Unaudited)

Face Amount $	Security Description	Rate	Maturity	Value $
Municipal Bonds—Continued
Revenue Bonds—Continued
500,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Health System(a)	5.00%	05/15/46	532,030
500,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Hospital	5.00%	05/15/10	518,185
900,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Hospital	5.00%	05/15/11	941,580
500,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Hospital	4.60%	05/15/14	510,910
100,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Hospital	4.70%	05/15/15	102,098
500,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins University Series A	5.00%	07/01/10	528,300
250,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins University Series A	5.00%	07/01/12	267,890
250,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins University Series A	5.00%	07/01/13	281,942
250,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins University Series A	5.00%	07/01/13	266,227
500,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins University Series A	5.00%	07/01/18	579,475
90,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins University Prerefunded 07/01/09 @ 101	6.00%	07/01/39	92,591
235,000	Maryland State Health & Higher Educational Facilities - Kennedy Krieger Institute	3.88%	07/01/10	233,879
535,000	Maryland State Health & Higher Educational Facilities - Kennedy Krieger Institute	5.30%	07/01/12	535,257
200,000	Maryland State Health & Higher Educational Facilities - Kennedy Krieger Institute	4.38%	07/01/13	192,816
1,000,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health Series A Escrowed to Maturity	5.00%	07/01/10	1,053,070
500,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health Series A Prerefunded 07/01/14 @ 100	4.00%	07/01/17	541,065
500,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health	5.00%	07/01/17	508,670
250,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health	5.00%	07/01/18	251,595
1,000,000	Maryland State Health & Higher Educational Facilities - Medstar Health	5.00%	08/15/09	1,008,950
250,000	Maryland State Health & Higher Educational Facilities - Medstar Health	4.38%	08/15/13	250,750
200,000	Maryland State Health & Higher Educational Facilities - Mercy Ridge Series A	5.00%	07/01/26	162,782
135,000	Maryland State Health & Higher Educational Facilities - Mercy Ridge Series A	5.00%	07/01/27	109,503
500,000	Maryland State Health & Higher Educational Facilities - Mercy Ridge	4.75%	07/01/34	323,290
200,000	Maryland State Health & Higher Educational Facilities - Mercy Ridge	4.50%	07/01/35	122,288
1,000,000	Maryland State Health & Higher Educational Facilities - Peninsula Regional Medical Center	5.00%	07/01/26	907,560
635,000	Maryland State Health & Higher Educational Facilities - Sheppard Pratt Series A	3.00%	07/01/09	634,505
430,000	Maryland State Health & Higher Educational Facilities - Sheppard Pratt Series A	3.30%	07/01/10	431,286
360,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System	5.00%	07/01/09	362,606
750,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System	5.00%	07/01/12	774,765
400,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System AMBAC Insured	4.00%	07/01/13	413,608

Brown Advisory Maryland Bond Fund

Schedule of Investments

February 28, 2009 (Unaudited)

Face Amount $	Security Description	Rate	Maturity	Value $
Municipal Bonds—Continued
Revenue Bonds—Continued
500,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System Callable 07/01/18 @ 100 AMBAC Insured	5.50%	07/01/24	510,210
250,000	Maryland State Health & Higher Educational Facilities - Washington Christian Academy	5.25%	07/01/18	171,908
250,000	Maryland State Health & Higher Educational Facilities - Western Medical Health Series A Callable 07/01/16 @ 100 NATL-RE FHA 242 Insured	5.00%	01/01/25	231,390
500,000	Maryland State Industrial Development Financing Authority - National Aquarium Baltimore Facility Series B	4.50%	11/01/14	520,335
500,000	Maryland State Transportation Authority FSA Insured	5.00%	07/01/10	528,505
570,000	Maryland State Transportation Authority Callable 07/01/18 @ 100	5.00%	07/01/21	628,773
200,000	Maryland State Transportation Authority Grant & Revenue	5.00%	03/01/15	228,632
100,000	Maryland State Transportation Authority Grant & Revenue	4.50%	03/01/18	111,691
500,000	Maryland State Transportation Authority Grant & Revenue	4.00%	03/01/19	526,765
500,000	Maryland State Transportation Authority Grant & Revenue Callable 03/01/17 @ 100	5.00%	03/01/19	561,430
1,000,000	Maryland State Transportation Authority Grant & Revenue	5.25%	03/01/19	1,170,400
500,000	Maryland State Water Quality Financing Series A	5.00%	09/01/15	578,910
500,000	Maryland State Water Quality Financing - Administrative Revolving Loan Fund	5.00%	03/01/17	571,085
350,000	Maryland State Water Quality Financing - Administrative Revolving Loan Fund	5.00%	03/01/18	398,716
300,000	Maryland State Water Quality Financing - Administrative Revolving Loan Fund Callable 03/01/18 @ 100	4.00%	03/01/19	313,017
200,000	Montgomery County Maryland - Housing Opportunity Commission Series A FHA VA Insured	3.45%	07/01/11	204,526
200,000	Montgomery County Maryland - Housing Opportunity Commission Housing Development Series A Multi-Family Revenue	5.40%	07/01/11	207,280
400,000	Queen Annes County Maryland - Public Facilities NATL-RE Insured	5.00%	11/15/17	444,592
680,000	University of Maryland System Auxiliary Facility & Tuition Revenue Unrefunded Balance Series A	5.00%	04/01/09	682,536
440,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series A	5.00%	04/01/10	460,786
310,000	University of Maryland System Auxiliary Facility & Tuition Revenue Unrefunded Balance Series A	5.00%	04/01/10	311,076
425,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series B	3.50%	10/01/12	453,016
500,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series A	5.00%	04/01/13	561,400
500,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series B	3.75%	10/01/15	539,190
500,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series B	4.00%	10/01/16	546,150
250,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series A Callable 10/01/16 @ 100	5.00%	10/01/19	278,780
500,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series A	4.00%	04/01/20	518,835
510,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series A Prerefunded 04/01/12 @ 100	5.13%	04/01/21	565,774
100,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series A Callable 10/01/16 @ 100	5.00%	10/01/22	107,725
940,000	Washington County Maryland - Public Improvement AMBAC Insured	4.25%	07/01/22	974,395
500,000	Westminster Maryland Educational Facilities Revenue - McDaniel College, Inc.	4.38%	11/01/24	412,805

Brown Advisory Maryland Bond Fund

Schedule of Investments

February 28, 2009 (Unaudited)

Shares/Face Amount $	Security Description	Rate	Maturity	Value $
Municipal Bonds—Continued
Revenue Bonds—Continued
1,115,000	Worcester County Maryland - Consolidated Public Improvement Project	5.00%	03/01/13	1,252,792

				52,333,993

Total Municipal Bonds (Cost $131,549,433)				133,458,931

Short Term Investment—11.7%
Money Market Fund—11.7%
17,342,571	Cash Account Trust-Tax Exempt Portfolio, 0.71%(b) (Cost $17,342,571)			17,342,571

Total Investments—102.5% (Cost $ 150,137,475) *				152,108,879

Other Assets and Liabilities, Net—(2.5)%				(3,662,461)

NET ASSETS—100.0%				$148,446,418

(a)	Variable rate security. Rate disclosed is as of February 28, 2009.
(b)	The rate quoted is the annualized seven-day net yield of the fund as of February 28, 2009.
*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$3,783,558
Gross Unrealized Depreciation	(1,812,154)

Net Unrealized Appreciation	$1,971,404

AMBAC	American Municipal Bond Insurance Assurance Corp.
CIFG	CDC IXIS Financial Guarantee
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHA VA	Federal Housing Authority/Veterans Administration
FSA	Federal Financial Security Assurance
MBIA	Municipal Bond Insurance Organization Association
NATL-RE	National Public Finance Guarantee Corp. Reinsured
RADIAN	Radian Asset Assurance
XLCA	XL Capital Assurance

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Brown Advisory Intermediate Income Fund

Schedule of Investments

February 28, 2009 (Unaudited)

Face Amount $	Security Description	Rate	Maturity	Value $
Asset Backed Security—0.5%
928,900	World Omni Auto Receivables Trust Series 05-B-A4 (Cost $928,900)(a)	0.49%	09/20/12	910,464

Corporate Bonds & Notes—21.4%
2,000,000	America Movil SAB de CV	5.50%	03/01/14	1,942,500
1,000,000	Baltimore Gas & Electric Co. MTN	6.75%	06/05/12	984,019
2,000,000	Black & Decker Corp.	5.75%	11/15/16	1,775,968
1,350,000	Block Financial LLC	5.13%	10/30/14	1,146,624
2,000,000	Branch Banking & Trust Co. BKNT(a)	2.23%	06/05/09	1,975,690
1,500,000	Caterpillar Financial Services Corp. MTN	6.13%	02/17/14	1,463,144
4,000,000	Comcast Corp.	6.50%	01/15/17	3,892,380
1,500,000	E.I. du Pont De Nemours & Co.	5.75%	03/15/19	1,426,890
2,145,000	FIA Card Services NA BKNT(b)	7.13%	11/15/12	2,058,462
1,000,000	General Electric Capital Corp. MTN Series A	6.88%	11/15/10	1,035,360
3,000,000	General Electric Co.	5.00%	02/01/13	2,932,365
575,000	Hewlett-Packard Co.	6.13%	03/01/14	609,340
2,750,000	ICI Wilmington, Inc.	5.63%	12/01/13	2,609,371
1,670,000	Kraft Foods, Inc.	6.00%	02/11/13	1,742,416
2,500,000	ONEOK Partners LP	6.15%	10/01/16	2,225,430
1,500,000	PACCAR, Inc.	6.88%	02/15/14	1,531,944
2,000,000	PPL Energy Supply LLC	6.50%	05/01/18	1,735,136
500,000	Pricoa Global Funding 1 MTN(a)(b)	1.22%	07/27/09	480,633
2,000,000	Rohm & Haas Co.	5.60%	03/15/13	1,849,260
1,000,000	Staples, Inc.	7.38%	10/01/12	981,886
1,500,000	Starbucks Corp.	6.25%	08/15/17	1,391,658
1,166,000	W.R. Berkley Corp.	6.15%	08/15/19	850,269
1,500,000	Weatherford International, Ltd.	5.15%	03/15/13	1,377,078
1,700,000	Xerox Corp.	5.65%	05/15/13	1,535,639

Total Corporate Bonds & Notes (Cost $41,240,375)				39,553,462

US Government & Agency Obligations—69.9%
FFCB Notes—0.4%
640,000	FFCB	5.20%	03/20/13	704,188

FHLB Notes—10.9%
4,000,000	FHLB	4.55%	06/19/13	4,040,800
4,378,522	FHLB Series 00-0606-Y	5.27%	12/28/12	4,537,244
1,439,877	FHLB Series TQ-2015-A	5.07%	10/20/15	1,470,906
10,000,000	FHLB Discount Note(c)	2.75%	04/15/09	9,997,490

				20,046,440

Mortgage Backed Securities—45.2%
1,539,810	FHLMC Pool # 1B0889(a)	4.50%	05/01/33	1,572,904
2,399,014	FHLMC Pool # 1J0203(a)	5.22%	04/01/35	2,456,854
1,915,865	FHLMC Pool # A40782	5.00%	12/01/35	1,950,013
18,585	FHLMC Pool # C00210	8.00%	01/01/23	19,721
2,831,465	FHLMC Pool # C90993	5.50%	10/01/26	2,907,756
7,025	FHLMC Pool # E20099	6.50%	05/01/09	7,059
1,205,053	FHLMC Pool # E93051	5.50%	12/01/17	1,257,334
41,228	FHLMC Pool # G10543	6.00%	06/01/11	43,163
54,209	FHLMC Pool # G10682	7.50%	06/01/12	56,556
46,942	FHLMC Pool # G10690	7.00%	07/01/12	49,057
4,020,321	FHLMC Pool # G11649	4.50%	02/01/20	4,106,172
4,154,753	FHLMC Pool # G30412	6.00%	03/01/28	4,307,602
963,318	FHLMC Pool # M80814	5.00%	05/01/10	983,961
966,995	FHLMC Pool # M80931	5.50%	08/01/11	985,681

Brown Advisory Intermediate Income Fund

Schedule of Investments

February 28, 2009 (Unaudited)

Shares/Face Amount $	Security Description	Rate	Maturity	Value $
US Government & Agency Obligations—Continued
Mortgage Backed Securities—Continued
3,028,565	FHLMC REMIC FHRR R005-VA	5.50%	03/15/16	3,165,046
1,731,523	FHLMC REMIC Series 2782-PA	4.00%	11/15/33	1,747,588
315,139	FNMA Pool # 254089	6.00%	12/01/16	330,486
4,398,255	FNMA Pool # 256752	6.00%	06/01/27	4,552,112
4,269,479	FNMA Pool # 257048	6.00%	01/01/28	4,418,831
39,878	FNMA Pool # 409589	9.50%	11/01/15	43,459
206,449	FNMA Pool # 433646	6.00%	10/01/13	216,632
74,114	FNMA Pool # 539082	7.00%	08/01/28	79,286
257,300	FNMA Pool # 625536	6.00%	01/01/32	267,643
137,748	FNMA Pool # 628837	6.50%	03/01/32	145,204
1,200,061	FNMA Pool # 663238	5.50%	09/01/32	1,235,179
1,282,390	FNMA Pool # 725544	5.50%	12/01/17	1,337,225
179,410	FNMA Pool # 741373(a)	4.30%	12/01/33	178,729
444,826	FNMA Pool # 744805(a)	4.32%	11/01/33	449,339
310,976	FNMA Pool # 764342(a)	4.20%	02/01/34	311,201
3,230,537	FNMA Pool # 768005	4.00%	09/01/13	3,276,489
877,356	FNMA Pool # 805440	7.00%	11/01/34	929,877
5,528,986	FNMA Pool # 831413	5.50%	04/01/36	5,671,777
1,348,669	FNMA Pool # 848817	5.00%	01/01/36	1,375,402
2,794,325	FNMA Pool # 866920(a)	5.36%	02/01/36	2,833,391
3,938,386	FNMA Pool # 871084	5.50%	11/01/36	4,040,098
6,269,812	FNMA Pool # 888218	5.00%	03/01/37	6,388,211
3,004,342	FNMA Pool # 889584	5.50%	01/01/37	3,084,748
5,842,188	FNMA Pool # 909932	6.00%	03/01/37	6,041,120
4,529,494	FNMA Pool # 944581	5.00%	07/01/22	4,665,596
4,829,165	GNMA Pool # 4221	5.50%	08/20/38	4,962,822
64,771	GNMA Pool # 487110	6.50%	04/15/29	67,998
7,945	GNMA Pool # 571166	7.00%	08/15/31	8,585
139,905	GNMA Pool # 781186	9.00%	06/15/30	153,590
793,524	GNMA Pool # 781450	5.00%	06/15/17	825,966

				83,507,463

U.S. Treasury Securities—13.4%
7,000,000	U.S. Treasury Inflation Index	2.50%	07/15/16	7,325,568
6,000,000	U.S. Treasury Note	4.25%	08/15/15	6,640,314
10,000,000	U.S. Treasury Note	4.00%	08/15/18	10,792,970

				24,758,852

Total US Government & Agency Obligations (Cost $124,795,745)				129,016,943

Short Term Investments—6.0%
Money Market Deposit Account—1.1%
2,107,815	Citibank Money Market Deposit Account, 0.08% (Cost $2,107,815)			2,107,815

Money Market Fund—4.9%
9,038,597	Citi Institutional U.S. Treasury Reserves, Class A, 0.22% (d)(Cost $9,038,597)			9,038,597

Total Short Term Investments (Cost $11,146,412)				11,146,412

Total Investments—97.8% (Cost $ 178,111,432) *				180,627,281

Other Assets and Liabilities, Net—2.2%				4,059,323

NET ASSETS—100.0%				$184,686,604

Brown Advisory Intermediate Income Fund

Schedule of Investments

February 28, 2009 (Unaudited)

(a)	Variable rate security. Rate disclosed is as of February 28, 2009.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. At February 28, 2009 the value of these securities amounted to $2,539,095, or 1.4% of net assets.
(c)	Zero coupon. Rate represents the effective yield at purchase.
(d)	The rate quoted is the annualized seven-day net yield of the fund as of February 28, 2009.
*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

	Gross Unrealized Appreciation	$4,339,596
	Gross Unrealized Depreciation	(1,823,747)

	Net Unrealized Appreciation	$2,515,849

BKNT	Bank Note
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LP	Limited Partnership
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Various data inputs are used in determining the value of the Brown Advisory Funds’ investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Brown Advisory Funds’ net assets as of February 28, 2009:

Fund	Level 1	Level 2	Level 3	Total
Growth Equity Fund	$43,246,555	$2,319,003	$—	$45,565,558
Value Equity Fund	90,223,920	2,355,025	—	92,578,945
Flexible Value Fund	10,054,853	609,532	—	10,664,385
Small-Cap Growth Fund	78,351,588	8,448,702	230,520	87,030,810
Small-Cap Value Fund	44,154,934	2,014,062	0	46,168,996
Small-Cap Fundamental Value Fund	8,486,074	1,697,587	—	10,183,661
Opportunity Fund	11,973,927	676,968	—	12,650,895
Core International Fund	101,380,664	—	—	101,380,664
Maryland Bond Fund	—	152,108,879	—	152,108,879
Intermediate Income Fund	—	180,627,281	—	180,627,281

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Small-Cap Growth Fund	Small-Cap Value Fund
	Investments in Securities
Balance as of May 31, 2008	$120,000	$2,800
Accrued Accretion / (Amortization)	—	—
Change in Unrealized Appreciation / (Depreciation)	(9,480)	(2,800)
Net Purchases / (Sales)	120,000	—
Transfers In / (Out)	—	—

Balance as of February 28, 2009	$230,520	$0

Item 2.	Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Forum Funds

By (Signature and Title)	/s/ Simon D. Collier
Simon D. Collier, Principal Executive Officer

Date:	April 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Simon D. Collier
Simon D. Collier, Principal Executive Officer

Date:	April 22, 2009

By (Signature and Title)	/s/ Trudance L.C. Bakke
Trudance L.C. Bakke, Principal Financial Officer

Date:	April 22, 2009